CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising service revenues
Cost of revenues
Gross profit
Sales and marketing expenses	(123)	(123)	(291)
General and administrative expenses	(3,448)	(3,880)	(2,435)
Gain from extinguishment of acquisition consideration payable	3,032
Loss from operations	(539)	(4,003)	(2,726)
Interest income	10		7
Interest expense	(149)
Other income/(expense), net		256	413
Total other income/(expense)	(139)	256	420
Loss from continuing operations before income taxes	(678)	(3,747)	(2,306)
Provision for income taxes
Loss from continuing operations	(678)	(3,747)	(2,306)
Loss from operations of discontinued components, net of tax	(6,723)	(9,712)	(44,333)
Gain on disposal of subsidiaries, net of tax	16,153
Profit/(loss) from discontinued operations	9,430	(9,712)	(44,333)
Net Profit / (loss)	8,752	(13,459)	(46,639)
- Basic
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.42	$ (0.46)	$ (2.13)
Total Net Income, Basic	$ 0.39	$ (0.64)	$ (2.24)
- Diluted
Continuing operations	$ (0.03)	$ (0.18)	$ (0.11)
Discontinued operations	$ 0.41	$ (0.46)	$ (2.13)
Total Net Income, Diluted	$ 0.38	$ (0.64)	$ (2.24)
Weighted average number of shares outstanding -
- Basic	22,545,989	20,994,015	20,796,789
- Diluted	22,784,302	20,994,015	20,796,789
Comprehensive income:
Net profit/(loss)	8,752	(13,459)	(46,639)
Foreign currency translation adjustment	(3,362)	(2,224)	103
Net comprehensive income/(loss)	5,390	(15,683)	(46,536)
VIE [Member]
Advertising service revenues		530	20,709
Gross profit		(54)	5,556
Loss from operations		(618)	(17,358)
Profit/(loss) from discontinued operations		$ (883)	$ (19,194)